Nov. 18, 2015
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND
DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND
November 18, 2015 DREYFUS NEW YORK AMT-FREE MUNICIPAL BOND FUND Supplement to Summary Prospectus dated November 18, 2015 and Statutory Prospectus dated April 1, 2015, As Revised November 18, 2015

Until January 1, 2016, notwithstanding any contrary information contained in the summary or statutory prospectus, the fund will normally invest substantially all of its net assets in municipal bonds that provide income exempt from federal, New York state and New York city income taxes.  Thereafter, the fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in such municipal bonds, and may invest a portion of its assets in municipal bonds (as defined in the summary prospectus dated November 18, 2015 and statutory prospectus dated April 1, 2015, As Revised November 18, 2015) that do not pay income exempt from New York state and New York city income taxes.